T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 100.0%
MARYLAND  93.5%
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 4/1/26  1,730 1,781
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/26  1,090 1,109
Baltimore City, Convention Center Hotel, 5.00%, 9/1/26  1,000 1,013
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (1) 125 124
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (1) 135 133
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (1) 190 184
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/26  2,315 2,378
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/26  1,870 1,895
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/27  785 826
Baltimore County, Consolidated Public Improvement,
Series 2022, GO, 5.00%, 3/1/27  275 289
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,000 2,165
Baltimore County, Oak Crest Village, 2.25%, 1/1/26  485 478
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  35 35
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 400
Carroll County, GO, 5.00%, 11/1/25  1,400 1,429
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  525 530
Charles County, Consolidated Public Improvement,
Series 2021, GO, 5.00%, 10/1/26  1,095 1,141
Charles County, Consolidated Public Improvement,
Series 2023, GO, 5.00%, 10/1/26  1,800 1,875
Frederick County, Series A, 5.00%, 7/1/25  1,310 1,322
Frederick County, Public Fac. Project, GO, 5.00%, 4/1/26  1,565 1,611
Gaithersburg, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  1,310 1,323
Harford County, GO, 5.00%, 10/1/26  1,950 2,032
Harford County, Series B, GO, 5.00%, 7/1/26  2,665 2,762
Howard County, Series A, GO, 5.00%, 2/15/26  1,270 1,303
Howard County, Series A, GO, 5.00%, 2/15/28  500 525
Howard County, Series B, GO, 5.00%, 8/15/26  275 285
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/26  120 124
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/27  190 200

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/25  395 396
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/26  200 204
Howard County, Annapolis Junction Town Center Project,
5.00%, 2/15/27  200 208
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/26  2,305 2,393
Hyattsville City, GO, 5.00%, 1/1/25  310 310
Hyattsville City, GO, 5.00%, 1/1/26  165 167
Hyattsville City, GO, 5.00%, 1/1/27  170 175
Maryland, Series 2017-A, GO, 5.00%, 8/1/26  1,140 1,183
Maryland, Series 2017-A, GO, 5.00%, 3/15/28  815 857
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,375 1,427
Maryland, Series A, GO, 5.00%, 3/15/26  1,505 1,548
Maryland, Series A, GO, 5.00%, 3/15/27  3,000 3,159
Maryland, Series A, GO, 5.00%, 8/1/27  650 690
Maryland, Series A, GO, 5.00%, 3/15/28  1,170 1,259
Maryland, Series A, GO, 5.00%, 8/1/29  2,460 2,606
Maryland, Series B, GO, 5.00%, 8/1/26  1,085 1,126
Maryland CDA, Series A, 1.75%, 3/1/30  1,000 889
Maryland CDA, Series C, 1.55%, 3/1/29  750 672
Maryland CDA, Series C, 3.00%, 4/1/26  80 80
Maryland CDA, Series C, 3.05%, 4/1/27  75 75
Maryland CDA, Series C, 3.15%, 4/1/28  50 50
Maryland CDA, Series C, 5.00%, 9/1/26  1,350 1,392
Maryland CDA, Series C, 5.00%, 3/1/30  400 426
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/27  780 818
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/28  815 874
Maryland DOT, 2.125%, 10/1/31  410 372
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 195
Maryland DOT, 5.00%, 6/1/25  650 651
Maryland DOT, 5.00%, 5/1/26  2,140 2,157
Maryland DOT, 5.00%, 10/1/26  1,215 1,266
Maryland DOT, 5.00%, 11/1/26  1,040 1,041
Maryland DOT, 5.00%, 9/1/28  2,630 2,791
Maryland DOT, 5.00%, 9/1/29  2,040 2,163
Maryland DOT, Series 2018, 5.00%, 10/1/27  2,650 2,759
Maryland DOT, Series 2019, 5.00%, 10/1/27  675 719
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,427
Maryland DOT, Series 2021B, 5.00%, 12/1/27  1,135 1,214

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland DOT, Series 2022B, 5.00%, 12/1/27  980 1,048
Maryland DOT, Series A, 5.00%, 12/1/25  1,110 1,134
Maryland DOT, Series A, 5.00%, 10/1/27  625 666
Maryland DOT, Series A, 5.00%, 8/1/28 (2)(3) 1,725 1,822
Maryland DOT, Series B, 5.00%, 8/1/26 (2) 1,235 1,268
Maryland DOT, Series B, 5.00%, 12/1/26  1,615 1,689
Maryland DOT, Series B, 5.00%, 8/1/27 (2) 1,250 1,301
Maryland DOT, Series B, 5.00%, 8/1/28 (2) 1,050 1,106
Maryland Economic Dev., Air Cargo Obligated Group, 5.00%,
7/1/27 (2) 800 830
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 300
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 351
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  745 751
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  2,075 2,132
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 769
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 781
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  970 970
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,180 1,185
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,050
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  250 262
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/28 (4) 310 330
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/29 (4) 555 598
Maryland Economic Dev., Univ. of Maryland College Park
Leonardtown Project, 5.00%, 7/1/30 (4) 820 892
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (4) 1,625 1,646
Maryland Economic Dev., Univ. of Maryland College Park
Project, 5.00%, 6/1/30 (4) 500 512
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25  200 200
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27  175 176
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 475
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 647
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 470
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,085 1,103

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/25  65 65
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  505 518
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/25  310 310
Maryland HHEFA, Johns Hopkins Health System, Series B,
VRDN, 3.00%, 6/1/46  400 400
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 244
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  90 91
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  590 607
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28
(Prerefunded 7/1/25) (5) 395 399
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  1,030 1,033
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,001
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,430 1,443
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 101
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 205
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  445 464
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 506
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 273
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  3,590 3,725
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  240 246
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (5) 1,000 1,031
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (5) 2,000 2,062
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/41 (Prerefunded 5/1/26) (5) 1,300 1,340
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (5) 2,595 2,676
Maryland Stadium Auth., Built to Learn Revenue, Series A,
5.00%, 6/1/26  2,025 2,089
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  495 508
Maryland Transportation Auth., 5.00%, 7/1/29  1,210 1,331
Maryland Transportation Auth., Series A, 5.00%, 7/1/28  1,545 1,668
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/25 (2) 1,000 1,007

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/27 (2) 2,000 2,076
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/28 (2) 750 789
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/29 (2) 1,000 1,064
Maryland, State & Local Facs. Loan, GO, 5.00%, 8/1/30  1,000 1,079
Maryland, State & Local Facs. Loan, Series B, GO, 5.00%,
8/1/28  610 661
Montgomery County, Series A, GO, 3.00%, 12/1/28
(Prerefunded 12/2/24) (5) 1,500 1,500
Montgomery County, Series A, GO, 5.00%, 8/1/27  1,135 1,205
Montgomery County, Series B, GO, 4.00%, 11/1/26  790 810
Montgomery County, Series C, GO, 5.00%, 10/1/25  415 423
Montgomery County, Series D, GO, 4.00%, 11/1/27  1,930 2,006
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 451
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,000 1,038
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,500 1,596
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  2,220 2,355
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  765 775
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  630 668
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  660 684
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  260 270
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 437
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,895 1,950
Univ. System of Maryland, Series B, 5.00%, 4/1/26  595 612
Washington County, GO, 5.00%, 7/1/27  1,095 1,160
Washington Suburban Sanitary Commission, 5.00%, 6/15/26  1,050 1,086
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  900 952
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/25  800 808
147,308
PUERTO RICO  5.7%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (1) 750 783
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  707 714

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,688
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,015 2,174
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  2,000 1,681
9,040
TEXAS  0.8%
Harris County Cultural Ed. Fac. Fin., Series C-1, TECP, 3.30%,
12/2/24  1,250 1,250
1,250
Total Investments in Securities  100.0%
(Cost $157,142) $ 157,598
Other Assets Less Liabilities 0.0% –
Net Assets 100.0% $ 157,598
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,224 and represents 0.8% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Insured by Assured Guaranty Corporation
(4) Insured by Assured Guaranty Municipal Corporation
(5) Prerefunded date is used in determining portfolio maturity.
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F90-054Q3 11/24